Label	Element	Value
Lord Abbett Emerging Markets Currency Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LORD ABBETT GLOBAL FUND, INC.

Lord Abbett Emerging Markets Currency Fund

Supplement dated April 20, 2018 to the

Summary Prospectus, Prospectus, and Statement of Additional Information,

each dated April 1, 2017, as supplemented thereafter

This supplement updates certain information contained in Lord Abbett Emerging Markets Currency Fund’s (the “Fund”) summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

On April 19, 2018, the Board of Directors of Lord Abbett Global Fund, Inc. approved effective on or about August 1, 2018, the following changes to the Fund’s name and principal investment strategies and risks.

Name Change

The Fund will be re-named “Lord Abbett Emerging Markets Bond Fund,” and all references to “Lord Abbett Emerging Markets Currency Fund” in the summary prospectus, prospectus, and SAI will be replaced with “Lord Abbett Emerging Markets Bond Fund.”

Principal Investment Strategies - Summary Prospectus Changes

All paragraphs under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus will be replaced in their entirety with the following:

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities that are tied economically to emerging market countries and derivative instruments that are intended to provide economic exposure to such securities. For purposes of this policy, the Fund considers emerging market countries to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe.

The Fund may invest in all types of debt securities and derivative instruments, including, among others, corporate debt securities, government securities (including sovereign and quasi-sovereign bonds), loans, convertible securities, mortgage-related and other asset-backed securities, inflation-linked investments, structured notes, hybrid or “indexed” securities, event-linked bonds, and derivatives based on the return of debt securities. The Fund may invest in derivatives, consisting principally of swaps, options, forwards, and futures, for hedging or non-hedging purposes as a substitute for investing directly in emerging market debt securities.

The Fund may invest without limit in securities denominated in non-U.S. currencies.

The Fund may invest in securities of any credit quality, maturity, or duration. The Fund may invest without limit in high-yield debt securities (commonly referred to as “below investment grade” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower at the time of purchase by a rating agency, or are unrated but deemed by Lord, Abbett & Co. LLC to be of comparable quality.

The Fund’s assets will be invested across different industries, sectors, countries, and regions. However, the Fund’s portfolio management team may invest a significant percentage of the Fund’s assets in issuers in a single industry, sector, country, or region. The Fund is non-diversified under the Investment Company Act of 1940, as amended, and may invest a greater percentage of its assets in a single issuer or in fewer issuers than a diversified mutual fund.

The Fund buys and sells securities using a relative-value-oriented investment process and combines bottom-up and top-down analysis to construct its portfolio. In selecting securities, portfolio management may overweight or underweight individual issuers, industries, sectors, countries, or regions relative to the benchmark. In evaluating a particular country, Lord Abbett may also evaluate the country’s internal political, market, and economic factors, such as public finances, monetary policy, financial markets, foreign investment regulations, exchange rate policy and labor conditions, among others. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Principal Risks - Summary Prospectus Changes

The following bullets will be added to the section titled “Principal Risks” in the Fund’s summary prospectus:

•	Sovereign Debt Risk: Sovereign debt securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a sovereign government or governmental entity defaults, it may ask for maturity extensions, interest rate reductions, or additional loans. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

•	Loan Risk: The Fund’s investments in floating or adjustable rate loans are subject to increased credit and liquidity risks. Loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the loan market or related markets. The Fund may invest primarily in loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Loans may be subject to structural subordination and may be subordinated to other obligations of the borrower or its subsidiaries.

Principal Investment Strategies - Prospectus Changes

All paragraphs of information relating to the Fund under the section titled “More Information About the Fund- Principal Investment Strategies” in the Fund’s prospectus will be replaced in their entirety with the following:

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities that are tied economically to emerging market countries and derivative instruments that are intended to provide economic exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy. For purposes of the Fund’s 80% policy, emerging market countries generally include those countries that major international financial institutions, such as the World Bank or its related organizations, or the United Nations or its authorities, consider to be less economically mature than developed nations. For purposes of the 80% policy stated above, the Fund considers emerging market countries to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe.

A security will be considered to be economically tied to an emerging market country if:

•	the issuer is organized under the laws of, or maintains its principal place of business in, an emerging market country;

•	the securities of the issuer are traded principally in an emerging market country; or

•	the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country, or has at least 50% of its assets in an emerging market country.

Consistent with its principal investment strategies, the Fund may invest in all types of debt securities and derivative instruments, including: corporate debt securities, government securities (including sovereign and quasi-sovereign bonds), loans, convertible securities, mortgage-related and other asset-backed securities, inflation-linked investments, structured notes, hybrid or “indexed” securities, event-linked bonds, and derivatives based on the return of debt securities. The Fund may invest in fixed rate and floating or variable rate debt securities and investments, and may invest in private placements. The Fund may invest in securities of any credit quality, maturity, or duration. The Fund’s assets will be invested across different industries, sectors, countries, and regions. However, the Fund’s portfolio management team may invest a significant percentage of the Fund’s assets in issuers in a single industry, sector, country, or region.

Instead of investing directly in emerging market debt securities, the Fund may invest in derivatives and other instruments based on, or that are intended to provide economic exposure to emerging market debt securities. These instruments are taken into account when determining compliance with the 80% investment policy described above. In addition, to the extent cash or debt investments are used to satisfy the Fund’s “coverage” obligations under those derivatives and other instruments, as described in more detail below, the value of such cash and debt investments also will be counted for purposes of the Fund’s 80% policy. The 80% policy is applied at the time the Fund makes an investment.

The Fund may invest without limitation in securities denominated in non-U.S. currencies. At its discretion, the Fund may engage in a variety of foreign currency related transactions, including: investing directly in foreign currencies; engaging in foreign currency transactions on a spot (cash) basis; entering into forward foreign currency futures contracts; investing in options on foreign currencies and futures; obtaining market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts, or by using investment techniques, including buy backs and dollar rolls; investing in currency derivatives to manage its duration; and investing in other types of debt securities or instruments that may not be denominated in the currencies of emerging market countries and may not provide investment exposure to the currencies of emerging market countries. The Fund may, but is not required to, limit its foreign currency exposure by entering into certain hedging transactions. The extent to which the Fund engages in foreign currency transactions and hedges its foreign currency exposure will vary over time and will depend on the portfolio management team’s view of prevailing economic and financial conditions and conditions in the relevant debt and currency markets.

The Fund may invest in debt securities or other obligations issued by national governments or their agencies, instrumentalities, or political subdivisions, provinces or local governments and their subdivisions, agencies, and authorities.

The Fund may invest in both investment grade and below investment grade securities. The Fund may invest without limitation in high-yield debt securities (commonly referred to as “below investment grade” or “junk” bonds), including unrated securities that Lord Abbett deems to be of comparable quality. Investment grade debt securities are securities that, at the time of purchase, are rated within the four highest grades assigned by an independent rating agency such as Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa) or S&P Global Ratings (AAA, AA, A, BBB), or are unrated but deemed by Lord Abbett to be of comparable quality. High-yield debt securities are debt securities that are rated BB/Ba or lower at the time of purchase by an independent rating agency, or are unrated but deemed by Lord Abbett to be of comparable quality.

Although Lord Abbett expects to maintain an average duration for the Fund that generally is consistent with those of intermediate- to long-term debt funds, there are no duration restrictions on the Fund’s individual investments or its overall portfolio. The Fund’s actual average duration will vary based on the portfolio management team’s forecast of interest rates and its assessment of prevailing financial market conditions. Duration is a mathematical concept that measures a portfolio’s exposure to interest rate changes. The longer an investment portfolio’s duration, the more sensitive it is to interest rate risk. The shorter an investment portfolio’s duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point, and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.

The Fund may use derivatives for any purpose, and such instruments may satisfy the Fund’s 80% policy as described above. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging or other risk management purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons. The Fund also may use derivatives for cash management or non-hedging purposes, including seeking to enhance the Fund’s returns, spreads or gains, increase the Fund’s income, or obtain or adjust the Fund’s various investment exposures. Derivatives are traded on exchanges or in the over-the-counter (“OTC”) market. Some examples of the types of derivatives in which the Fund may invest are forward contracts, futures, options, and swap agreements.

•	Forward Contracts: A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a currency (or a security or other financial instrument) at a future date, at a price established in the contract. A forward foreign currency contract reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Forward contracts also may be structured for cash settlement, rather than physical delivery. The Fund may enter into non-deliverable currency forward contracts, which are a particular type of cash-settled forward contract that may be used to gain exposure to a nonconvertible or relatively thinly traded foreign currency. Forward contracts are traded in the OTC market.

•	Futures and Options on Futures: The Fund may purchase and sell financial futures contracts and related options on financial futures for any reason, including for hedging and risk management purposes. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based on a broad index, there is no delivery of the securities comprising the underlying index and a clearing corporation or an exchange is the counterparty. An option on a futures contract gives the purchaser the right to buy or sell a futures contract in exchange for the payment of a premium.

•	Options: The Fund may purchase and sell (or “write”) call and put options in respect of specific securities (or groups of specific securities), indexes, or currencies. A “call option” on a security is a contract that gives the option purchaser the right to buy a specific number of securities from the option seller (or “writer”) at a specific price prior to a specified date. For this right, the option purchaser pays the option seller a certain amount of money or “premium,” which amount is established before entering into the option contract. The seller or “writer” of that option is obligated to deliver the relevant security to the option purchaser upon exercise of the option. A “put option” on a security is a similar contract that gives the option purchaser the right to sell, and obligates the option writer to buy, the relevant security at the exercise price at any time during the option period. The Fund may not, however, buy a put option or sell a call option on a security unless the Fund actually holds the security that is the subject of the option. Options on securities indexes are similar to options on individual securities, except that instead of giving the option purchaser the right to receive or sell the relevant security, they give the option purchaser the right to receive an amount of cash if the closing level of the relevant index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The Fund may buy or sell standardized options, which typically are listed on an exchange, or privately negotiated and customized options, which typically are traded in the OTC market. OTC option contracts generally are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.

•	Swaps: The Fund may enter into interest rate, credit default, currency, total return, and equity index swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers, or their respective affiliates.

•	Asset Coverage for Derivatives: To the extent that the Fund is obligated under a derivatives contract to make a future payment, the Fund will be required to segregate or earmark on its books cash or other liquid assets to cover the Fund’s future obligations under the contract. This setting aside of assets generally is referred to asset segregation. With respect to futures and forward contracts that are contractually required to cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contract’s full notional value. In the case of futures and forward contracts that are not contractually required to cash settle, the Fund is required to set aside liquid assets equal to such contract’s full notional value (generally, the total numerical value of the asset underlying the contract at the time of valuation) during the period in which the relevant positions are open. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

The Fund is non-diversified under the Investment Company Act of 1940, as amended. That means that the Fund may invest a greater portion of its assets in the securities of a single issuer or in the securities of fewer issuers than a diversified mutual fund.

The Fund buys and sells securities using a relative-value-oriented investment process and combines bottom-up and top-down analysis to construct its portfolio, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. To evaluate the relative attractiveness of individual securities in each country, the Fund performs a top-down analysis of other criteria, including a country’s internal political, market, and economic factors, such as public finances, monetary policy, financial markets, foreign investment regulations, exchange rate policy and labor conditions, among others. Based on these considerations in the aggregate, the Fund may overweight or underweight individual issuers, industries, sectors, countries, or regions relative to the benchmark. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to maintain its duration, redeploy assets into opportunities believed to be more promising, increase cash, or satisfy redemption requests, among others. The Fund will not be required to sell a security that has been downgraded after purchase; however, in these cases, the Fund will monitor the situation to determine whether it is advisable for the Fund to continue to hold the security. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the impact of the security’s duration on the Fund’s overall duration.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

Principal Risks - Prospectus Changes

The following bullets will be added to the section relating to the Fund titled “More Information About the Fund - Principal Risks” in the Fund’s prospectus:

•	Sovereign Debt Risk: Sovereign debt securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a sovereign government or governmental entity defaults, it may ask for maturity extensions, interest rate reductions, or additional loans. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

•	Loan Risk: Investments in floating or adjustable rate loans are subject to increased credit and liquidity risks. Loan prices also may be adversely affected by supply-demand imbalances caused by conditions within the loan market or related markets. The Fund may invest primarily in loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade loans, like high yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by broader interest rate swings in the overall fixed income market. Loans may be subject to structural subordination and may be subordinated to other obligations of the borrower or its subsidiaries. In some cases, no active trading market may exist for certain loans which may impair the ability of the Fund to realize full value in the event of the need to sell a loan and which may make it difficult for the Fund to value loans.

Compared to securities and to certain other types of financial assets, purchases and sales of loans take longer to settle. This extended settlement process can (i) increase the counterparty risk borne by the Fund; (ii) leave the Fund unable to timely exercise voting and other rights as a holder of loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders.

In certain circumstances, loans may not be considered securities, and in the event of fraud or misrepresentation by a borrower or an arranger, the Fund will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, the Fund generally will rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Emerging Markets Currency Fund